PIMCO Variable Insurance Trust

Supplement Dated January 12, 2015 to the

Administrative Class Prospectus, Institutional Class Prospectus,

and Advisor Class and Class M Prospectus,

each dated April 30, 2014, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Seidner, Fahmi and Ivascyn is a Managing Director of PIMCO. Mr. Ivascyn is Group Chief Investment Officer, and Mr. Seidner is CIO Non-traditional Strategies. Messrs. Fahmi and Ivascyn have jointly managed the Portfolio since September 2014, and Mr. Seidner has jointly managed the Portfolio since January 2015.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Unconstrained Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 23 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Unconstrained Bond	Marc P. Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 27 years of investment experience and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_011215

PIMCO Variable Insurance Trust

Supplement Dated January 12, 2015 to the

PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus,

PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus,

PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus, and

PIMCO Unconstrained Bond Portfolio Class M Prospectus,

each dated April 30, 2014, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Seidner, Fahmi and Ivascyn is a Managing Director of PIMCO. Mr. Ivascyn is Group Chief Investment Officer, and Mr. Seidner is CIO Non-traditional Strategies. Messrs. Fahmi and Ivascyn have jointly managed the Portfolio since September 2014, and Mr. Seidner has jointly managed the Portfolio since January 2015.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Unconstrained Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 23 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Unconstrained Bond	Marc P. Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 27 years of investment experience and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_011215

PIMCO Variable Insurance Trust

Supplement dated January 12, 2015 to the

Statement of Additional Information dated April 30, 2014,

as supplemented (the “SAI”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Seidner[19]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	1	415.33	1	415.33

[19]	Effective January 12, 2015, Mr. Seidner co-manages the PIMCO Unconstrained Bond Portfolio ($405.3 million, as of December 31, 2013).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 12, 2015, the PIMCO Unconstrained Bond Portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Information pertaining to accounts managed by Mr. Seidner is as of December 31, 2014.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Seidner	PIMCO Unconstrained Bond****	None****

****	Effective January 12, 2015.

Investors Should Retain This Supplement for Future Reference

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